SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	$ 3,895	$ 3,109
Carrying amount in the statements of financial position	6,184	5,611
Carrying amount of interests in associates and joint ventures	11,420	10,078
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount in the statements of financial position	884	877
Share of:
Income from continuing operations	140	81
Other comprehensive income (loss)	12	(2)
Total comprehensive income (loss)	152	79
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	457	481
Share of:
Income from continuing operations	16	56
Other comprehensive income (loss)	3	4
Total comprehensive income (loss)	19	60
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	1,341	1,358
Share of:
Income from continuing operations	156	137
Other comprehensive income (loss)	15	2
Total comprehensive income (loss)	$ 171	$ 139